Segments (External Revenue by Segments) (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Information
External revenue	$ 99,751	$ 104,507	$ 106,916
Global Technology Services
Segment Information
External revenue	38,551	40,236	40,879
Global Technology Services | Services
Segment Information
External revenue	29,953	31,161	31,746
Global Technology Services | Maintenance
Segment Information
External revenue	7,111	7,343	7,515
Global Technology Services | Systems
Segment Information
External revenue	1,322	1,574	1,478
Global Technology Services | Software
Segment Information
External revenue	164	159	140
Global Business Services
Segment Information
External revenue	18,396	18,566	19,284
Global Business Services | Services
Segment Information
External revenue	18,065	18,216	18,956
Global Business Services | Systems
Segment Information
External revenue	109	142	118
Global Business Services | Software
Segment Information
External revenue	221	208	211
Software
Segment Information
External revenue	25,932	25,448	24,944
Software | Services
Segment Information
External revenue	2,512	2,304	2,022
Software | Software
Segment Information
External revenue	23,420	23,144	22,921
Systems and Technology
Segment Information
External revenue	14,371	17,667	18,985
Systems and Technology | Servers
Segment Information
External revenue	9,646	11,980	12,362
Systems and Technology | Storage
Segment Information
External revenue	3,041	3,411	3,619
Systems and Technology | Microelectronics OEM
Segment Information
External revenue	1,463	1,572	1,975
Systems and Technology | Retail Store Solutions
Segment Information
External revenue	6	357	753
Systems and Technology | Microelectronics Services
Segment Information
External revenue	215	346	277
Global Financing
Segment Information
External revenue	2,022	2,013	2,102
Global Financing | Financing
Segment Information
External revenue	1,493	1,471	1,612
Global Financing | Used Equipment Sales
Segment Information
External revenue	$ 529	$ 542	$ 490